Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2014
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

11.Financial Instruments and Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, an investment in affiliate and marketable securities available for sale. The principal financial liabilities of the Company consist of long-term bank loans, senior unsecured notes due 2021, interest rate swaps, trade accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 10, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade receivables, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with trade receivables by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade receivables. In addition, the Company also limits its exposure by diversifying among customers. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month’s worth of estimated operating expenses. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments. However, the Company limits its exposure by diversifying among counterparties considering their credit ratings.

(c) Fair value: The carrying values of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, trade accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

The Company’s Notes trade on NASDAQ under the symbol “PRGNL” and therefore are considered Level 1 items in accordance with the fair value hierarchy. As of December 31, 2014, the fair value of the Company’s Notes based on their quoted close price of $17.00 per Note was $17,000,000 in the aggregate.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statements of comprehensive income / (loss) and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2013	December 31, 2014
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$(87,295)	$-
Interest rate swaps	Current liabilities – Interest rate swaps	294,505	-
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	22,683	-
	Subtotal	$229,893	$-

Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(66,475)
Interest rate swaps	Current liabilities – Interest rate swaps	685,960	589,896
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	359,433	17,369
	Subtotal	$1,045,393	$540,790

Total derivatives		$1,275,286	$540,790

Effect of Derivative Instruments designated as hedging instruments

Gain Recognized in Accumulated Other Comprehensive Loss – Effective Portion

	Year Ended December 31,
	2013	2014
Interest rate swaps	$131,112	$131,238
Total	$131,112	$131,238

Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss – Effective Portion

		Year Ended December 31,
		2013	2014
Interest rate swaps – Realized Loss	Interest and finance costs	$(312,069)	$(98,656)
Total		$(312,069)	$(98,656)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the years ended December 31, 2013 and 2014.

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2013	2014
Interest rate swaps – Fair value	Loss on derivatives, net	$834,829	$504,602
Interest rate swaps – Realized Loss	Loss on derivatives, net	(930,117)	(892,342)
Net loss on derivatives		$(95,288)	$(387,740)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements (refer to Note 10) is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2013 and 2014.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2013	December 31, 2014
Interest rate swaps – asset	$(87,295)	$(66,475)
Interest rate swaps – liability	1,362,581	607,265
Total	$1,275,286	$540,790

Marketable securities – shares of Korea Line Corporation (“KLC”):

The number of KLC shares held by the Company was 65,896 and 44,550 as of December 31, 2013 and 2014, respectively. These marketable securities have readily determinable fair values and are classified as available for sale. Such marketable securities are measured subsequently at fair value in the accompanying consolidated balance sheets. Unrealized gains / (losses) from available for sale securities are excluded from the statement of comprehensive income / (loss) and are recognized in accumulated other comprehensive income / (loss) until realized.

Pursuant to the amended KLC rehabilitation plan, on May 9, 2013, 58,483 additional shares of KLC were issued to the Company, increasing the total number of KLC shares held by the Company to 65,896. Based on the closing price of KLC shares as of May 9, 2013, the fair value of the 58,483 additional KLC shares was $3,113,306, which was recognized as gain from marketable securities, net and is included in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013. The decline of the fair value of the total 65,896 KLC shares as of September 30, 2013 and December 31, 2013, based on the respective latest publicly available information, was considered as other than temporary and therefore an aggregate loss of $1,911,212 was recognized. The respective loss is included in gain from marketable securities, net in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013, after reclassifying this amount from the Company’s other comprehensive income / (loss).

In 2014, the Company sold a total of 21,346 KLC shares at an average sale price of $23.52 per share. Following the sale of such shares, the number of KLC shares held by the Company was 44,550. The total cash received from the sale of these shares amounted to $498,056, net of commissions. A loss from marketable securities, net, of $25,529 was recorded for the year ended December 31, 2014, after reclassifying same from the Company’s other comprehensive income / (loss).

The fair value of the 44,550 KLC shares as of December 31, 2014, based on the respective latest publicly available information, was $955,535. The corresponding loss on change in the fair value of $137,208 was recognized in other comprehensive income / (loss).

Furthermore, in April 2015, the Company sold an additional 18,133 KLC shares at an average sale price of $22.62 per share. Following the sale of such shares, the number of KLC shares held by the Company was 26,417. The total cash expected to be received from the sale of these shares amounts to $406,808, net of commissions (based on U.S. dollar/KRW exchange rate of $1.000:KRW1,096.92 as of April 15, 2015).

Location of Recognized Gain / (Loss) from Marketable Securities

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2013 Gain / (Loss)	2014 Gain / (Loss)
Marketable securities – Initial measurement	(Gain) / loss from marketable securities, net	$3,113,306	$-
Marketable securities – Realized Loss	(Gain) / loss from marketable securities, net	(1,911,212)	(25,529)
Net gain / (loss) from marketable securities		$1,202,094	$(25,529)

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of December 31, 2013 and 2014.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	December 31, 2014
KLC Shares – Marketable Securities	$1,616,329	$955,535

Financial Assets that are measured at fair value on a non-recurring basis

Investment in Box Ships Inc.:

For the years ended December 31, 2013 and 2014, in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss on its investment in Box Ships’ common shares.

The decline in the fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of September 30, 2013 and December 31, 2013, was considered as other than temporary and therefore an aggregate loss of $8,229,551 was recognized. The respective loss is included in loss on investment in affiliate in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2013.

The decline in the fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of March 31, 2014, June 30, 2014 and December 31, 2014, was considered as other than temporary and therefore an aggregate loss of $8,618,664 was recognized. The respective loss is included in loss on investment in affiliate in the accompanying consolidated statement of comprehensive loss for the year ended December 31, 2014.

Location of Impairment Loss on Investment in Affiliate

		Year Ended December 31,
	Location of Loss Recognized	2013	2014
Dilution effect	Loss on investment in affiliate	$(390,821)	$(221,679)
Impairment loss	Loss on investment in affiliate	(8,229,551)	(8,618,664)
Loss on investment in affiliate		$(8,620,372)	$(8,840,343)

The fair value of the investment in Box Ships is based on quoted prices of Box Ships share of stock (NYSE: TEU) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the Company’s investment in Box Ships as of December 31, 2013 and 2014.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	December 31, 2014
Investment in equity affiliate – Box Ships Inc.	$11,309,375	$2,956,250

The fair value of the investment in Box Ships, based on the closing price of Box Ships’ common share on the NYSE on April 15, 2015, of $1.06, was $3,643,750.

As of December 31, 2013 and 2014, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.